Other information about investments - Joint arrangements and associates - Corporate and other activities (Details)	12 Months Ended
	Dec. 31, 2019 PKR (₨)	Dec. 31, 2019 TND (د.ت)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Joint arrangements and associates
Share capital | €				€ 4,005,000,000	€ 4,005,000,000
ENI SpA
Joint arrangements and associates
Share capital | €				4,005,358,876	€ 4,005,358,876
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate One [Member]
Joint arrangements and associates
Company name	Commonwealth Fusion Systems Llc (a)
Registered office	Wilmington (USA)
Country of operation	USA
Share capital			$ 115,000,519
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate One [Member] | Eni Next Llc [Member]
Joint arrangements and associates
Share capital			50,000,000
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Two [Member]
Joint arrangements and associates
Company name	Form Energy Inc (b)
Registered office	Sommerville (USA)
Country of operation	USA
Share capital			50,889,548.24
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Two [Member] | Eni Next Llc [Member]
Joint arrangements and associates
Share capital			15,000,000
Other activities | Italy | Joint Arrangement Or Associate Three [Member]
Joint arrangements and associates
Company name	Ottana Sviluppo ScpA (in bankruptcy)
Registered office	Nuoro
Country of operation	Italy
Share capital | €				516,000
Consolidation or valuation method	Eq.
Other activities | Italy | Joint Arrangement Or Associate Three [Member] | Eni Rewind SpA
Joint arrangements and associates
% Ownership	30.00%
Other activities | Italy | Joint Arrangement Or Associate Three [Member] | Third parties
Joint arrangements and associates
% Ownership	70.00%
Other activities | Italy | Joint Arrangement Or Associate Four [Member]
Joint arrangements and associates
Company name	Progetto Nuraghe Scarl
Registered office	Porto Torres (SS)
Country of operation	Italy
Share capital | €				10,000
Consolidation or valuation method	Eq.
Other activities | Italy | Joint Arrangement Or Associate Four [Member] | Eni Rewind SpA
Joint arrangements and associates
% Ownership	48.55%
Other activities | Italy | Joint Arrangement Or Associate Four [Member] | Third parties
Joint arrangements and associates
% Ownership	51.45%
Other activities | Italy | Joint Arrangement Or Associate Five [Member]
Joint arrangements and associates
Company name	Saipem SpA (#) (†)
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital | €				€ 2,191,384,693
Consolidation or valuation method	Eq.
Other activities | Italy | Joint Arrangement Or Associate Five [Member] | ENI SpA
Joint arrangements and associates
% Ownership	30.54%
% Equity ratio	30.99%
Other activities | Italy | Joint Arrangement Or Associate Five [Member] | Third parties
Joint arrangements and associates
% Ownership	68.00%
% Equity ratio	69.01%
Other activities | Italy | Joint Arrangement Or Associate Five [Member] | Saipem SpA
Joint arrangements and associates
% Ownership	1.46%
Other activities | Foreign (outside Italy) | Joint Arrangement Or Associate Six [Member]
Joint arrangements and associates
Company name	Ayla Energy Ltd (†)
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital			1,000
Consolidation or valuation method	Eq.
Other activities | Foreign (outside Italy) | Joint Arrangement Or Associate Six [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Other activities | Foreign (outside Italy) | Joint Arrangement Or Associate Six [Member] | Eni En. Solutions BV [Member]
Joint arrangements and associates
% Ownership	50.00%
Other activities | Foreign (outside Italy) | Joint Arrangement Or Associate Seven [Member]
Joint arrangements and associates
Company name	Grid Edge (Private) Ltd(†)
Registered office	Saddar Town - Karachi (Pakistan)
Country of operation	Pakistan
Share capital | ₨	₨ 1,200,000
Consolidation or valuation method	Eq.
Other activities | Foreign (outside Italy) | Joint Arrangement Or Associate Seven [Member] | Third parties
Joint arrangements and associates
% Ownership	60.00%
Other activities | Foreign (outside Italy) | Joint Arrangement Or Associate Seven [Member] | Eni International BV
Joint arrangements and associates
% Ownership	40.00%
Other activities | Foreign (outside Italy) | Joint Arrangement Or Associate Eight [Member]
Joint arrangements and associates
Company name	Société Energies Renouvelables Eni-ETAP SA (†)
Registered office	Tunisi (Tunisia)
Country of operation	Tunisia
Share capital | د.ت		د.ت 1,000,000
Consolidation or valuation method	Eq.
Other activities | Foreign (outside Italy) | Joint Arrangement Or Associate Eight [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Other activities | Foreign (outside Italy) | Joint Arrangement Or Associate Eight [Member] | Eni International BV
Joint arrangements and associates
% Ownership	50.00%
Other activities | Foreign (outside Italy) | Joint Arrangement Or Associate Nine [Member]
Joint arrangements and associates
Company name	Solenova Ltd (†)
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital			$ 20,000
Consolidation or valuation method	Eq.
Other activities | Foreign (outside Italy) | Joint Arrangement Or Associate Nine [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Other activities | Foreign (outside Italy) | Joint Arrangement Or Associate Nine [Member] | Eni En. Solutions BV [Member]
Joint arrangements and associates
% Ownership	50.00%